Retirement Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Retirement Plans [Abstract]
Number of treasury stock shares held	97,801	96,148
Treasury stock held value	$ 2.2	$ 2.1